Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Commercial property revenue	$ 4,192	$ 3,624	$ 3,216
Hospitality revenue	1,648	1,561	1,276
Investment and other revenue	295	167	361
Total revenue	6,135	5,352	4,853
Direct commercial property expense	1,617	1,394	1,281
Direct hospitality expense	1,079	1,036	902
Investment and other expense	138	1	135
Interest expense	1,967	1,681	1,528
Depreciation and amortization	275	240	180
General and administrative expense	614	569	559
Total expenses	5,690	4,921	4,585
Fair value gains, net	1,254	692	2,007
Share of net earnings from equity accounted investments	961	1,019	1,591
Income before income taxes	2,660	2,142	3,866
Income tax expense (benefit)	192	(575)	100
Net income	2,468	2,717	3,766
Net income attributable to:
Limited partners	136	660	1,064
General partner	0	0	1
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	233	1,103	1,789
Limited partnership units of Brookfield Office Properties Exchange LP	6	30	61
Interests of others in operating subsidiaries and properties	$ 2,093	$ 924	$ 851
Net income per LP Unit:
Basic (in dollars per share)	$ 0.48	$ 2.30	$ 3.72
Diluted (in dollars per share)	$ 0.48	$ 2.25	$ 3.60